Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Provision for uncollectible premiums receivable	$ 5,000	$ 5,000
Rent expense	20,000	26,000	$ 25,000
Lease arrangements [abstract]
2019	14,074
2020	17,169
2021	14,783
2022	12,536
2023	12,107
2024-2031	55,409
Total future minimum rental payments	126,078
Total future sub-lease rental income through 2020	1,316
Strategic Investments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2019	321,000
2020	199,000
2021	96,000
2022	23,000
2023	8,000
Total	647,000
Technology Equipment [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2019	11,000
2020	4,000
Total	16,000
Structured Letter Of Credit [Member]
Commitments and Contingencies Other Details [Line Items]
LOC obligations guaranteed as of balance sheet date	$ 67,000	$ 67,000
Line Of Credit Facility Term	10 years
Maturity date of facility	Dec. 29, 2020